Equity (Details 3) - Stock Incentive Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity (Details) - Schedule of options [Line Items]
Shares, Options outstanding, Beginning	17,000	17,000
Weighted Average Exercise Price, Options outstanding, Beginning	$ 6.05	$ 6.05
Shares, Granted
Weighted Average Exercise Price, Granted
Shares, Exercised
Weighted Average Exercise Price, Exercised
Shares, Cancelled, forfeited or expired
Weighted Average Exercise Price, Cancelled, forfeited or expired
Shares, Options outstanding, Ending	17,000	17,000
Weighted Average Exercise Price, Options outstanding, Ending	$ 6.05	$ 6.05
Shares, Options exercisable	17,000	17,000
Weighted Average Exercise Price, Options exercisable	$ 6.05	$ 6.05